CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 28,420,237	$ 42,078,988
Restricted cash	76,101,057	179,395,642
Accounts receivable, net of allowance for doubtful accounts of $59,049,747 and $67,194,973 in 2014 and 2015, respectively	44,536,321	60,321,806
Notes receivable	341,876	0
Advance to suppliers	28,932,915	5,882,359
Amounts due from related parties	18,188,948	88,047,478
Inventories	61,567,740	52,883,224
Project assets	51,127	8,221,927
Deferred tax assets	2,095,990	2,075,802
VAT receivable	4,334,710	8,646,992
Prepaid expense and other current assets	4,501,081	10,662,715
Total current assets	269,072,002	458,216,933
Property, plant and equipment, net	202,625,663	226,799,680
Prepaid land use rights	22,933,574	23,375,126
Amounts due from related parties	71,964,325	0
Deferred tax assets	6,724,032	7,491,580
Other long-term assets	4,565,501	5,008,550
TOTAL ASSETS	577,885,097	720,891,869
Current liabilities:
Short-term bank borrowings	271,760,735	356,793,246
Current portion of long-term debt	185,365,999	20,412,210
Accounts payable	115,378,813	90,162,387
Notes payable	474,366	13,280,834
Amounts due to related parties	6,321,062	9,120,781
Accrued payroll and welfare	2,880,919	2,460,743
Advance from customers	44,858,094	4,622,795
Accrued expenses and other current liabilities	14,230,916	11,230,670
Income tax payable	4,312,005	3,445,049
Total current liabilities	645,582,909	511,528,715
Long-term debt	76,709,560	272,348,001
Deferred tax liability	227,712	262,926
Accrued warranty cost	23,498,201	22,417,835
Other liabilities	14,254,305	14,825,487
Total liabilities	760,272,687	821,382,964
Commitments and contingencies (Note 16)
Equity (deficit):
Ordinary shares (par value $0.0001; 463,247,600 shares Authorized, 240,701,253 shares issued and outstanding as of December 31, 2014 and December 31, 2015)	24,070	24,070
Additional paid-in capital	185,367,042	185,367,042
Treasury shares (at par value of $0.0001)	2,659	2,659
Accumulated deficit	(401,789,812)	(321,292,516)
Accumulated other comprehensive income	33,410,242	35,908,829
Total deficit attributable to China Sunergy Co., Ltd.	(182,985,799)	(99,989,916)
Non-controlling interest	598,209	(501,179)
Total deficit	(182,387,590)	(100,491,095)
TOTAL LIABILITIES AND EQUITY (DEFICIT)	$ 577,885,097	$ 720,891,869